Advance ticket sales (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) Ticket	Dec. 31, 2020 BRL (R$)
Advance Ticket Sales
Advances from ticket sales	R$ 2,670,469	R$ 2,050,799
Unused tickets sales number | Ticket	7,004,554
Average period	126 days	102 days
Net of breakage	R$ 226,905	R$ 299,188
Non-performed transports	R$ 369,638	R$ 253,963